Goodwill - Changes in carrying amounts of goodwill (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		$ 10,261	$ 10,942
Impairment loss recognised in profit or loss, goodwill	$ (1,132)
Goodwill, end of period		13,231	10,261
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		11,393	10,942
Acquisitions and disposition		2,989
Additional recognition, goodwill			451
Net foreign exchange differences		(19)
Goodwill, end of period		14,363	11,393
Accumulated impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		(1,132)	0
Impairment loss recognised in profit or loss, goodwill			(1,132)
Goodwill, end of period		(1,132)	(1,132)
Bell CTS
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		8,266	8,099
Goodwill, end of period			8,266
Bell CTS | Canadian
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		8,266
Goodwill, end of period		8,286	8,266
Bell CTS | Foreign
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		0
Goodwill, end of period		3,003	0
Bell CTS | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		8,266	8,099
Additional recognition, goodwill			167
Goodwill, end of period			8,266
Bell CTS | Cost | Canadian
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		8,266
Acquisitions and disposition		20
Net foreign exchange differences		0
Goodwill, end of period		8,286	8,266
Bell CTS | Cost | Foreign
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		0
Acquisitions and disposition		3,022
Net foreign exchange differences		(19)
Goodwill, end of period		3,003	0
Bell CTS | Accumulated impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		0	0
Impairment loss recognised in profit or loss, goodwill			0
Goodwill, end of period			0
Bell CTS | Accumulated impairment | Canadian
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		0
Goodwill, end of period		0	0
Bell CTS | Accumulated impairment | Foreign
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		0
Goodwill, end of period		0	0
Bell Media
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		1,995	2,843
Impairment loss recognised in profit or loss, goodwill	$ (1,132)
Goodwill, end of period		1,942	1,995
Bell Media | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		3,127	2,843
Acquisitions and disposition		(53)
Additional recognition, goodwill			284
Net foreign exchange differences		0
Goodwill, end of period		3,074	3,127
Bell Media | Accumulated impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		(1,132)	0
Impairment loss recognised in profit or loss, goodwill			(1,132)
Goodwill, end of period		$ (1,132)	$ (1,132)